Segments	12 Months Ended
Dec. 31, 2015
Segments
18.	SEGMENTS

The Company manages its international market and its U.S. market as separate reportable operating segments. The international segment consists of operations in Brazil, Argentina, Chile, Colombia, Peru, Ecuador, Honduras, El Salvador, Nicaragua, Costa Rica, Panama, Guatemala, Bolivia and Curacao. The Company sold its theatres in Mexico on November 15, 2013. Each segment’s revenue is derived from admissions and concession sales and other ancillary revenues, primarily screen advertising. The measure of segment profit and loss the Company uses to evaluate performance and allocate its resources is Adjusted EBITDA, as defined in the reconciliation table below. The Company does not report asset information by segment because that information is not used to evaluate the performance or allocate resources between segments.

Below is a breakdown of select financial information by reportable operating segment:

	Year Ended December 31,
	2013	2014	2015
Revenues:
U.S.	$1,912,674	$1,934,990	$2,137,733
International	783,053	704,623	728,735
Eliminations	(12,833)	(12,623)	(13,859)

Total revenues	$2,682,894	$2,626,990	$2,852,609

	Year Ended December 31,
	2013	2014	2015
Adjusted EBITDA (1):
U.S.	$456,866	$438,776	$499,138
International	169,834	159,662	166,416

Total Adjusted EBITDA	$626,700	$598,438	$665,554

	Year Ended December 31,
	2013	2014	2015
Capital expenditures:
U.S.	$117,488	$148,532	$223,213
International	142,182	96,173	108,513

Total capital expenditures	$259,670	$244,705	$331,726

(1)	Distributions from NCM are reported entirely within the U.S. operating segment

The following table sets forth a reconciliation of net income to Adjusted EBITDA:

	Year Ended December 31,
	2013	2014	2015
Net income	$151,921	$195,769	$220,391
Add (deduct):
Income taxes	114,160	97,150	129,960
Interest expense (1)	124,714	113,698	112,741
Loss on early retirement of debt	72,302	—	—
Loss on amendment to debt agreement	—	—	925
Other income (2)	(24,688)	(22,150)	(20,041)
Depreciation and amortization	163,970	175,656	189,206
Impairment of long-lived assets	3,794	6,647	8,801
(Gain) loss on sale of assets and other	(3,845)	15,715	8,143
Deferred lease expenses	5,701	2,536	(1,806)
Amortization of long-term prepaid rents	2,625	1,542	2,361
Share based awards compensation expense	16,046	11,875	14,873

Adjusted EBITDA	$626,700	$598,438	$665,554

(1)	Includes amortization of debt issue costs.
(2)	Includes interest income, foreign currency exchange loss, and equity in income of affiliates and excludes distributions from NCM.

Financial Information About Geographic Area

Below is a breakdown of select financial information by geographic area:

	Year Ended December 31,
	2013	2014	2015
Revenues
U.S.	$1,912,674	$1,934,990	$2,137,733
Brazil	325,762	333,919	291,959
Other foreign countries	457,291	370,704	436,776
Eliminations	(12,833)	(12,623)	(13,859)

Total	$2,682,894	$2,626,990	$2,852,609

	December 31,
	2014	2015
Theatres properties and equipment, net
U.S.	$1,094,076	$1,175,535
Brazil	204,107	163,505
Other foreign countries	152,629	166,029

Total	$1,450,812	$1,505,069